Unaudited Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating revenues
Time charter revenues	$ 31,202	$ 6,732	$ 54,783	$ 8,174
Total operating revenues	31,202	6,732	54,783	8,174
Operating expenses
Vessel operating expenses	(5,610)	(1,784)	(10,538)	(2,036)
Voyage expenses and commissions	(346)	(143)	(680)	(153)
General and administrative expenses	(1,261)	(1,283)	(2,733)	(1,814)
Depreciation and amortization	(6,469)	(1,965)	(11,899)	(2,357)
Total operating expenses	(13,686)	(5,175)	(25,850)	(6,360)
Operating income	17,516	1,557	28,933	1,814
Financial income (expenses), net
Interest income	393	248	585	258
Interest expense, net of amounts capitalized	(11,037)	(2,587)	(20,169)	(2,885)
Other financial income (expenses), net	(9)	(333)	6	(325)
Total financial expenses, net	(10,653)	(2,672)	(19,578)	(2,952)
Net income (loss) before income tax	6,863	(1,115)	9,355	(1,138)
Income tax (expense) / credit	0	0	0	0
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd.	6,863	(1,115)	9,355	(1,138)
Total comprehensive income (loss) attributable to shareholders of Himalaya Shipping Ltd.	$ 6,863	$ (1,115)	$ 9,355	$ (1,138)
Basic earnings (loss) per share (in USD per share)	$ 0.16	$ (0.03)	$ 0.21	$ (0.03)
Diluted earnings (loss) per share (in USD per share)	$ 0.16	$ (0.03)	$ 0.21	$ (0.03)